12. Investments (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Business combination	The investments in Tuya and Cnova N.V. includes the goodwill acquired in the business combination totaling R$71 and R$11, respectively.
Gain from the sale	R$ (598)
Net of income tax	96	347	R$ 171
Cnova N.V. [Member]
Disclosure of associates [line items]
Losses on investment	385	R$ 279
Via Varejo [Member]
Disclosure of associates [line items]
Gain from the sale	398
Net of income tax	R$ 199
Share price	R$ 4.9
Proceeds from issuance	R$ 2,300
FIC [Member]
Disclosure of associates [line items]
Goodwill reserve	R$ 122